iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 2,439 $ 1,317,401
General Electric Co. ....................... 34,699 10,355,917
11,673,318
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 3,885 617,210
Expeditors International of Washington, Inc. ....... 4,491 659,728
United Parcel Service, Inc. , Class B ............ 24,074 2,306,048
3,582,986
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 7,085 549,442
a
Automobiles  —  3 .9%
Rivian Automotive, Inc. , Class A
(a)
.............. 25,464 429,323
Tesla, Inc.
(a)
............................. 92,458 39,772,658
40,201,981
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 14,227 769,681
Huntington Bancshares, Inc. ................. 51,374 837,396
KeyCorp ............................... 30,477 560,167
PNC Financial Services Group, Inc. (The) ........ 12,844 2,449,608
Regions Financial Corp. .................... 29,130 741,359
Truist Financial Corp. ...................... 42,177 1,961,230
U.S. Bancorp ........................... 50,906 2,496,939
9,816,380
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 133,741 9,779,142
Keurig Dr Pepper, Inc. ..................... 42,035 1,172,777
Monster Beverage Corp.
(a)
................... 23,974 1,797,810
PepsiCo, Inc. ........................... 44,725 6,652,396
19,402,125
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,287 1,934,423
Amgen, Inc. ............................ 17,611 6,083,896
Biogen, Inc.
(a)
........................... 4,777 869,844
Gilead Sciences, Inc. ...................... 40,586 5,107,342
Incyte Corp.
(a)
........................... 5,429 567,114
Neurocrine Biosciences, Inc.
(a)
................ 3,270 497,563
Vertex Pharmaceuticals, Inc.
(a)
................ 8,387 3,636,687
18,696,869
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 15,003 1,242,098
MercadoLibre, Inc.
(a)
....................... 1,493 3,093,168
4,335,266
a
Building Products  —  0 .8%
Allegion PLC ............................ 2,795 464,054
Carrier Global Corp. ....................... 25,034 1,373,866
Johnson Controls International PLC ............ 21,362 2,484,614
Lennox International, Inc. ................... 1,033 515,333
Trane Technologies PLC .................... 7,278 3,067,531
7,905,398
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 2,889 1,316,633
Bank of New York Mellon Corp. (The) ........... 23,067 2,585,811
BlackRock, Inc.
(b)
......................... 4,813 5,040,655
Cboe Global Markets, Inc. ................... 3,428 885,007
Charles Schwab Corp. (The) ................. 56,406 5,230,528
Intercontinental Exchange, Inc. ............... 18,758 2,950,633
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 2,622 $ 933,537
Moody's Corp. ........................... 5,298 2,600,152
Morgan Stanley .......................... 39,162 6,644,225
Nasdaq, Inc. ............................ 15,015 1,365,164
Northern Trust Corp. ....................... 6,308 828,493
Raymond James Financial, Inc. ............... 6,238 976,496
S&P Global, Inc. ......................... 10,232 5,104,028
State Street Corp. ........................ 9,280 1,104,506
T Rowe Price Group, Inc. ................... 7,118 728,741
38,294,609
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 8,349 2,297,311
International Flavors & Fragrances, Inc. .......... 8,453 587,314
Linde PLC ............................. 15,338 6,293,488
LyondellBasell Industries N.V. , Class A .......... 8,555 419,110
PPG Industries, Inc. ....................... 7,340 734,294
10,331,517
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 11,816 2,198,012
Veralto Corp. ............................ 8,096 819,477
3,017,489
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 1,461 898,617
Quanta Services, Inc. ...................... 4,875 2,266,290
3,164,907
a
Construction Materials  —  0 .4%
CRH PLC .............................. 22,010 2,640,319
Martin Marietta Materials, Inc. ................ 1,966 1,225,290
3,865,609
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 18,206 6,650,106
Capital One Financial Corp. .................. 20,919 4,582,725
Synchrony Financial ....................... 12,170 941,471
12,174,302
a
Consumer Staples Distribution & Retail  —  0 .5%
Dollar General Corp. ...................... 7,191 787,343
Kroger Co. (The) ......................... 20,646 1,389,063
Sysco Corp. ............................ 15,720 1,197,864
Target Corp. ............................ 14,894 1,349,694
4,723,964
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 2,546 438,854
Ball Corp. .............................. 8,505 421,253
International Paper Co. ..................... 16,550 653,394
Smurfit WestRock PLC ..................... 16,802 599,663
2,113,164
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 4,569 595,798
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 137,924 5,670,056
a
Electric Utilities  —  0 .4%
Edison International ....................... 12,656 745,312
Eversource Energy ....................... 12,139 815,498
Exelon Corp. ............................ 33,118 1,560,520
NRG Energy, Inc. ......................... 6,365 1,078,804

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Oklo, Inc. , Class A
(a)
....................... 3,620 $ 330,795
4,530,929
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 12,729 4,402,834
Hubbell, Inc. ............................ 1,737 749,394
Rockwell Automation, Inc. ................... 3,689 1,460,327
6,612,555
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,606 1,109,708
Trimble, Inc.
(a)
........................... 7,764 632,145
1,741,853
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 32,364 1,624,673
Halliburton Co. .......................... 27,838 729,913
SLB Ltd. ............................... 48,914 1,772,643
4,127,229
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 7,768 1,569,369
Take-Two Interactive Software, Inc.
(a)
............ 6,034 1,484,787
Walt Disney Co. (The) ..................... 58,813 6,144,194
9,198,350
a
Financial Services  —  3 .8%
Equitable Holdings, Inc. .................... 8,945 417,642
Fidelity National Information Services, Inc. ........ 17,166 1,129,008
Fiserv, Inc.
(a)
............................ 17,780 1,092,937
Mastercard, Inc. , Class A .................... 27,884 15,350,978
PayPal Holdings, Inc. ...................... 29,688 1,861,141
Visa, Inc. , Class A ........................ 55,569 18,584,496
38,436,202
a
Food Products  —  0 .3%
Bunge Global SA ......................... 4,557 437,791
General Mills, Inc. ........................ 17,447 826,116
Hormel Foods Corp. ....................... 9,991 231,891
J M Smucker Co. (The) ..................... 3,503 364,943
Kellanova .............................. 9,666 808,464
McCormick & Co., Inc. , NVS ................. 8,215 554,348
3,223,553
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,250 925,943
a
Ground Transportation  —  0 .8%
CSX Corp. ............................. 61,128 2,161,486
JB Hunt Transport Services, Inc. .............. 2,521 438,553
Old Dominion Freight Line, Inc. ............... 6,176 835,551
Union Pacific Corp. ....................... 19,429 4,504,225
7,939,815
a
Health Care Equipment & Supplies  —  0 .8%
Cooper Companies, Inc. (The)
(a)
............... 6,484 505,298
Dexcom, Inc.
(a)
.......................... 12,871 816,922
Edwards Lifesciences Corp.
(a)
................ 19,255 1,668,831
Hologic, Inc.
(a)
........................... 7,325 549,155
IDEXX Laboratories, Inc.
(a)
................... 2,621 1,973,299
Insulet Corp.
(a)
........................... 2,290 749,265
Solventum Corp.
(a)
........................ 5,067 432,013
STERIS PLC ............................ 3,239 862,481
Zimmer Biomet Holdings, Inc. ................ 6,533 637,098
8,194,362
a
Security Shares Value
a
Health Care Providers & Services  —  1 .2%
Cencora, Inc. ........................... 6,024 $ 2,222,434
Cigna Group (The) ........................ 8,732 2,421,209
Elevance Health, Inc. ...................... 7,341 2,483,167
HCA Healthcare, Inc. ...................... 5,358 2,723,418
Humana, Inc. ........................... 3,955 972,020
Labcorp Holdings, Inc. ..................... 2,735 735,113
Quest Diagnostics, Inc. ..................... 3,680 696,183
12,253,544
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 22,922 418,555
Welltower, Inc. ........................... 21,876 4,555,021
4,973,576
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 5,093 1,223,797
a
Hotels, Restaurants & Leisure  —  1 .6%
Booking Holdings, Inc. ..................... 1,060 5,209,571
Darden Restaurants, Inc. ................... 3,781 678,992
Hilton Worldwide Holdings, Inc. ............... 7,723 2,201,287
McDonald's Corp. ........................ 23,341 7,278,191
Yum! Brands, Inc. ........................ 9,077 1,390,687
16,758,728
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 8,776 1,395,472
Garmin Ltd. ............................. 5,331 1,041,251
NVR, Inc.
(a)
............................. 90 675,656
PulteGroup, Inc. ......................... 6,519 829,151
3,941,530
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 7,994 680,769
Clorox Co. (The) ......................... 3,984 430,033
Colgate-Palmolive Co. ..................... 25,129 2,020,121
Kimberly-Clark Corp. ...................... 10,852 1,184,170
Procter & Gamble Co. (The) ................. 76,563 11,343,574
15,658,667
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 17,465 3,004,853
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 30,376 3,904,227
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 16,619 1,833,242
Allstate Corp. (The) ....................... 8,636 1,839,295
Arch Capital Group Ltd.
(a)
................... 12,235 1,149,111
Hartford Insurance Group, Inc. (The) ............ 9,245 1,266,842
Marsh & McLennan Companies, Inc. ............ 16,092 2,952,077
Principal Financial Group, Inc. ................ 7,257 615,539
Progressive Corp. (The) .................... 19,175 4,387,048
Prudential Financial, Inc. .................... 11,439 1,238,272
Travelers Companies, Inc. (The) ............... 7,361 2,155,743
Willis Towers Watson PLC ................... 3,215 1,032,015
18,469,184
a
Interactive Media & Services  —  11 .0%
Alphabet, Inc. , Class A ..................... 190,287 60,926,091
Alphabet, Inc. , Class C , NVS ................. 159,864 51,175,664
112,101,755
IT Services  —  1 .5%
Accenture PLC , Class A .................... 20,286 5,071,500
Gartner, Inc.
(a)
........................... 2,489 579,290

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
International Business Machines Corp. .......... 30,469 $ 9,402,124
Twilio, Inc. , Class A
(a)
...................... 5,047 654,545
15,707,459
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 9,287 1,425,554
Danaher Corp. .......................... 21,080 4,780,522
IQVIA Holdings, Inc.
(a)
...................... 5,561 1,279,086
Mettler-Toledo International, Inc.
(a)
............. 673 993,833
Waters Corp.
(a)
.......................... 1,935 780,618
West Pharmaceutical Services, Inc. ............ 2,346 650,428
9,910,041
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 15,324 8,822,946
CNH Industrial N.V. ....................... 28,638 270,056
Cummins, Inc. ........................... 4,509 2,245,392
Deere & Co. ............................ 8,401 3,902,181
Dover Corp. ............................ 4,488 831,537
Fortive Corp. ............................ 11,026 589,671
Graco, Inc. ............................. 5,417 446,578
IDEX Corp. ............................. 2,444 425,085
Illinois Tool Works, Inc. ..................... 9,076 2,262,465
Ingersoll Rand, Inc. ....................... 13,060 1,049,240
Pentair PLC ............................ 5,331 561,034
Xylem, Inc. ............................. 7,994 1,124,516
22,530,701
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a)
......... 2,889 578,147
Comcast Corp. , Class A .................... 120,461 3,215,104
Fox Corp. , Class A , NVS .................... 6,868 449,854
Fox Corp. , Class B ........................ 4,973 289,727
Omnicom Group, Inc. ...................... 10,454 748,715
5,281,547
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 35,942 3,261,017
Nucor Corp. ............................ 7,477 1,192,507
Steel Dynamics, Inc. ....................... 4,578 768,326
5,221,850
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 21,001 478,823
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 9,842 742,481
Consolidated Edison, Inc. ................... 11,796 1,183,847
NiSource, Inc. ........................... 15,288 674,659
Sempra ............................... 21,346 2,021,893
4,622,880
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 4,908 355,143
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 7,197 1,500,287
Marathon Petroleum Corp. .................. 9,995 1,936,331
ONEOK, Inc. ............................ 20,599 1,500,019
Phillips 66 .............................. 13,281 1,818,966
Targa Resources Corp. ..................... 7,048 1,235,585
Valero Energy Corp. ....................... 10,163 1,796,412
Williams Companies, Inc. (The) ............... 39,943 2,433,727
12,221,327
a
Security Shares Value
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,344 $ 342,550
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,631 717,848
Kenvue, Inc. ............................ 62,849 1,090,430
1,808,278
a
Pharmaceuticals  —  5 .8%
Bristol-Myers Squibb Co. .................... 66,578 3,275,638
Eli Lilly & Co. ........................... 26,317 28,303,144
Johnson & Johnson ....................... 78,782 16,301,571
Merck & Co., Inc. ......................... 81,664 8,560,837
Royalty Pharma PLC , Class A ................ 13,432 537,549
Zoetis, Inc. , Class A ....................... 14,523 1,861,558
58,840,297
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 13,249 3,382,470
Broadridge Financial Solutions, Inc. ............ 3,815 870,163
Paychex, Inc. ........................... 10,594 1,183,244
TransUnion ............................. 6,328 538,196
5,974,073
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 9,733 1,575,091
a
Semiconductors & Semiconductor Equipment  —  18 .2%
Advanced Micro Devices, Inc.
(a)
............... 53,082 11,546,927
Analog Devices, Inc. ....................... 16,093 4,270,117
Applied Materials, Inc. ..................... 26,097 6,582,968
First Solar, Inc.
(a)
......................... 3,338 911,007
Intel Corp.
(a)
............................ 147,825 5,995,782
Lam Research Corp. ...................... 41,251 6,435,156
Marvell Technology, Inc. .................... 28,199 2,520,991
NVIDIA Corp. ........................... 794,906 140,698,362
NXP Semiconductors N.V. ................... 8,231 1,604,551
Texas Instruments, Inc. ..................... 29,737 5,003,845
185,569,706
a
Software  —  15 .2%
Adobe, Inc.
(a)
............................ 13,692 4,383,220
Atlassian Corp. , Class A
(a)
................... 5,416 809,800
Autodesk, Inc.
(a)
.......................... 6,961 2,111,550
Cadence Design Systems, Inc.
(a)
.............. 8,912 2,779,118
Docusign, Inc.
(a)
.......................... 6,618 458,958
Fair Isaac Corp.
(a)
......................... 786 1,419,383
HubSpot, Inc.
(a)
.......................... 1,637 601,303
Intuit, Inc. .............................. 9,120 5,782,810
Microsoft Corp. .......................... 230,998 113,653,326
Palo Alto Networks, Inc.
(a)
................... 22,140 4,209,478
PTC, Inc.
(a)
............................. 3,945 692,071
Salesforce, Inc. .......................... 31,139 7,178,785
ServiceNow, Inc.
(a)
........................ 6,803 5,526,825
Synopsys, Inc.
(a)
......................... 6,076 2,539,829
Workday, Inc. , Class A
(a)
.................... 7,098 1,530,471
Zscaler, Inc.
(a)
........................... 3,366 846,549
154,523,476
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 15,317 2,776,513
Crown Castle, Inc. ........................ 14,243 1,300,101
Digital Realty Trust, Inc. .................... 11,155 1,786,139
Equinix, Inc. ............................ 3,201 2,411,345
Iron Mountain, Inc. ........................ 9,688 836,559
SBA Communications Corp. , Class A ............ 3,502 680,333

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs (continued)
Weyerhaeuser Co. ........................ 23,426 $ 520,291
10,311,281
a
Specialty Retail  —  3 .0%
AutoZone, Inc.
(a)
......................... 547 2,163,018
Best Buy Co., Inc. ........................ 6,524 517,223
Burlington Stores, Inc.
(a)
.................... 2,048 516,567
Dick's Sporting Goods, Inc. .................. 2,176 449,496
Home Depot, Inc. (The) .................... 32,560 11,621,315
Lowe's Companies, Inc. .................... 18,345 4,448,296
O'Reilly Automotive, Inc.
(a)
................... 27,820 2,829,294
TJX Companies, Inc. (The) .................. 36,406 5,530,799
Tractor Supply Co. ........................ 17,419 954,213
Ulta Beauty, Inc.
(a)
........................ 1,466 789,925
Williams-Sonoma, Inc. ..................... 3,981 716,620
30,536,766
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Hewlett Packard Enterprise Co. ............... 43,168 944,084
HP, Inc. ............................... 30,576 746,666
NetApp, Inc. ............................ 6,524 727,817
Seagate Technology Holdings PLC ............. 6,966 1,927,423
Western Digital Corp. ...................... 11,350 1,853,796
6,199,786
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 4,837 425,801
Lululemon Athletica, Inc.
(a)
................... 3,522 648,682
1,074,483
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,405 $ 1,611,946
United Rentals, Inc. ....................... 2,104 1,715,139
WW Grainger, Inc. ........................ 1,492 1,415,356
4,742,441
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 6,409 833,619
Essential Utilities, Inc. ...................... 9,122 361,140
1,194,759
a
Total Long-Term Investments — 99.8%
(Cost: $ 714,035,132 ) ................................ 1,016,358,590
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(b) (c)
............................ 894,153 894,153
a
Total Short-Term Securities — 0.1%
(Cost: $ 894,153 ) ................................... 894,153
Total Investments — 99.9%
(Cost: $ 714,929,285 ) ................................ 1,017,252,743
Other Assets Less Liabilities — 0 .1% ..................... 598,095
Net Assets — 100.0% ................................. $ 1,017,850,838
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 1,046,315 $ — $ (1,046,151)
(b)
$ 109 $ (273) $ — — $ 2,205
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 756,728 137,425
(b)
— — — 894,153 894,153 11,979 —
BlackRock, Inc. .... 5,046,206 411,621 (32,644) 9,837 (394,365) 5,040,655 4,813 23,325 —
$ 9,946 $ (394,638)
$ 5,934,808
$ 37,509 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 4 12/19/25 $ 1,372 $ 26,078
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,016,358,590 $ — $ — $ 1,016,358,590
Short-Term Securities
Money Market Funds ...................................... 894,153 — — 894,153
$ 1,017,252,743 $ — $ — $ 1,017,252,743
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,078 $ — $ — $ 26,078
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust